Alger AI Enablers & Adopters ETF Expense Example - Alger AI Enablers & Adopters ETF - Alger AI Enablers & Adopters ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 820